Shareholder Fees	Nov. 07, 2025 USD ($)
Oakmark International Large Cap ETF | Oakmark International Large Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Oakmark Global Large Cap ETF | Oakmark Global Large Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Oakmark U.S. Concentrated ETF | Oakmark U.S. Concentrated ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0